Goodwill and intangible assets - Disclosure of the outcome the impairment review for Personal Banking, Business Banking and Card Payments (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Outcome of goodwill and intangibles review and Other intangible assets
Goodwill	£ 4,177	£ 3,912
Intangibles	3,617	4,327
Carrying value	7,794	8,239
Individual assets or cash-generating units
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	13,530
Goodwill	4,054
Intangibles	1,943
Carrying value	19,527
Value in use	25,936
Value in use exceeding carrying value	6,409	13,252
Personal Banking
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	6,130
Goodwill	3,066
Intangibles	740
Carrying value	9,936
Value in use	12,297
Value in use exceeding carrying value	2,361	4,667
Cards and Payments
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	3,626
Goodwill	180
Intangibles	800
Carrying value	4,606
Value in use	5,342
Value in use exceeding carrying value	736	1,598
Business Banking
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	1,836
Goodwill	629
Intangibles	239
Carrying value	2,704
Value in use	5,990
Value in use exceeding carrying value	3,286	6,623
Barclaycard UK
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	1,938
Goodwill	179
Intangibles	164
Carrying value	2,281
Value in use	2,307
Value in use exceeding carrying value	£ 26	£ 364